SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and ROU	$ 151,532	$ 124,269
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and ROU	54,440	56,684
Europe and Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and ROU	44,047	15,233
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets and ROU	$ 53,045	$ 52,352